Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)		₩ (357,062)	₩ (21,385)
Gains (losses) on fair value hedges (hedging instruments)		358,335	19,255
Hedge ineffectiveness recognized in profit or loss	[1]	1,273	(2,130)
Cash Flow Hedges | Interest rate risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)		(370,787)	(76,573)
Gains (losses) on fair value hedges (hedging instruments)		377,121	79,635
Hedge ineffectiveness recognized in profit or loss	[1]	6,334	3,062
Cash Flow Hedges | Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on fair value hedges (hedged items)		13,725	55,188
Gains (losses) on fair value hedges (hedging instruments)		(18,786)	(60,380)
Hedge ineffectiveness recognized in profit or loss	[1]	₩ (5,061)	₩ (5,192)

[1]	Ineffective portion of hedge: the difference between hedging instruments and hedged items.